INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Aug. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets And Goodwill	INTANGIBLE ASSETS AND GOODWILL

	GOODWILL	SUPPLY AGREEMENT	LICENSE AGREEMENTS	COMPUTER SOFTWARE	NON-COMPETE AGREEMENT	TOTAL
Cost
Balance, August 31, 2019	$—	$1,530	$—	$841	$—	$2,371
Additions	—	—	198	1,232	—	1,430
Impairment	—	(1,303)	—	—	—	(1,303)
Disposal	—	—	—	(32)	—	(32)
Balance, August 31, 2020	$—	$227	$198	$2,041	$—	$2,466

Accumulated amortization
Balance, August 31, 2019	$—	$(32)	$—	$(265)	$—	$(297)
Amortization	—	(195)	—	(202)	—	(397)
Balance, August 31, 2020	$—	$(227)	$—	$(467)	$—	$(694)

Cost
Balance, August 31, 2020	$—	$227	$198	$2,041	$—	$2,466
Acquisitions through business combination (Note 28)	14,321	—	2,100	—	585	17,006
Additions	—	—	—	538	—	538
Impairment	—	—	—	(1,701)	—	(1,701)
Disposal	—	—	—	—	—	—
Balance, August 31, 2021	$14,321	$227	$2,298	$878	$585	$18,309

Accumulated amortization
Balance, August 31, 2020	$—	$(227)	$—	$(467)	$—	$(694)
Amortization	—	—	(373)	(147)	(49)	(569)
Balance, August 31, 2021	$—	$(227)	$(373)	$(614)	$(49)	$(1,263)

Net book value
August 31, 2020	$—	$—	$198	$1,574	$—	$1,772
August 31, 2021	$14,321	$—	$1,925	$264	$536	$17,046

A) Impairment
The Company reviews the carrying value of its intangible assets with definite lives at each reporting period for indicators of impairment. During the years ended August 31, 2021 and August 31, 2020, management noted indicators of impairment and recorded impairments at an asset specific level.

Supply Agreement 1812 Hemp
On January 18, 2019, the Company entered into an agreement with 1812 Hemp to secure supply of hemp (the “Supply Agreement”). Pursuant to the Supply Agreement, the Company is to receive a 25% discount on the price per kilogram of dried hemp flower harvested that is purchased from 1812 Hemp. The term of the Supply Agreement is from December 17, 2018 to December 16, 2023 and the Company has the option to renew it for an additional five-year period upon six months’ notice. In addition, the Company has a right-of-first refusal on the future procurement of high cannabidiol (CBD) hemp from 1812 Hemp. The Company paid $1,500 to 1812 Hemp plus transaction costs of $30 in connection with this transaction, which it has recorded as an intangible asset with a finite useful life that would be amortized based on the actual volume of dried hemp flower purchased as a proportion of its forecast purchase volumes. During the three months ended August 31, 2020, management became aware that 1812 Hemp was facing financial hardship due to a lack of customer demand and a change in market conditions, and as a result, 1812 Hemp had significantly scaled back operations. Separately, the Company’s forecast hemp purchases have decreased significantly as a result of slower than expected progression in Canadian hemp and CBD regulations. Thus, as a result of the aforementioned challenges, management impaired the Supply Agreement intangible asset to its recoverable amount, which was estimated to be $nil, by recording an impairment charge of $1,303 at August 31, 2020. For the year ended August 31, 2021 , there have been no changes to the carrying value of the supply agreement.

Computer Software
During the year ended August 31, 2020, the Company began the steps of implementing a new enterprise resource planning ("ERP") system. The ERP was expected to possess specific functionality to reduce the manual nature of compiling some of the input data for the Company's complex spreadsheets. Throughout the year ended August 31, 2021 the Company continued to review the functionality and customization requirements of the planned ERP system, which was expected to be implemented over several phases with the first phase expected to be operational during the fall of 2021. Due to significant gaps identified throughout the review of the ERP functionality, management has re-evaluated the proposed ERP system. As a result, management impaired the costs associated with the current ERP implementation as the estimated recoverable amount was determined to be $nil, by recording an impairment charge of $1,701 as at August 31, 2021.